Assets and Condensed Schedule of Investments by Class of Units (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	$ 12,395,634	$ 0
Cash	15,838,709	54,216,191
Unrealized gain (loss) on open contracts, net	11,368,245	25,510,118
Total equity in brokers' trading accounts	39,602,588	79,726,309
Investments Owned - broker trading accounts, cost	12,393,731	0
Cash and cash equivalents	160,802,456	147,776,512
Securities owned, at fair value	112,187,759	242,024,612
Interest receivable	31,132	20,055
Total assets	312,623,935	469,547,488
Securities owned, cost (in dollars)	111,958,454	241,686,422
Class A
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	644,040
Cash	822,931	2,587,830
Unrealized gain (loss) on open contracts, net	590,662	1,217,639
Total equity in brokers' trading accounts	2,057,633	3,805,469
Investments Owned - broker trading accounts, cost	643,941
Cash and cash equivalents	8,354,809	7,053,622
Securities owned, at fair value	5,828,936	11,552,242
Interest receivable	1,618	957
Total assets	16,242,996	22,412,290
Securities owned, cost (in dollars)	5,817,022	11,536,100
Class B
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	6,723,466
Cash	8,591,010	26,441,772
Unrealized gain (loss) on open contracts, net	6,166,206	12,441,538
Total equity in brokers' trading accounts	21,480,682	38,883,310
Investments Owned - broker trading accounts, cost	6,722,434
Cash and cash equivalents	87,220,211	72,072,065
Securities owned, at fair value	60,851,309	118,037,795
Interest receivable	16,886	9,781
Total assets	169,569,088	229,002,951
Securities owned, cost (in dollars)	60,726,933	117,872,856
Legacy 1 Class
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	109,800
Cash	140,299	452,540
Unrealized gain (loss) on open contracts, net	100,700	212,934
Total equity in brokers' trading accounts	350,799	665,474
Investments Owned - broker trading accounts, cost	109,783
Cash and cash equivalents	1,424,385	1,233,483
Securities owned, at fair value	993,756	2,020,167
Interest receivable	276	167
Total assets	2,769,216	3,919,291
Securities owned, cost (in dollars)	991,726	2,017,345
Legacy 2 Class
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	37,735
Cash	48,217	629,886
Unrealized gain (loss) on open contracts, net	34,611	296,379
Total equity in brokers' trading accounts	120,563	926,265
Investments Owned - broker trading accounts, cost	37,730
Cash and cash equivalents	489,524	1,716,875
Securities owned, at fair value	341,528	2,811,853
Interest receivable	95	233
Total assets	951,710	5,455,226
Securities owned, cost (in dollars)	340,831	2,807,925
Global 1 Class
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	401,170
Cash	512,601	1,144,983
Unrealized gain (loss) on open contracts, net	367,918	538,745
Total equity in brokers' trading accounts	1,281,689	1,683,728
Investments Owned - broker trading accounts, cost	401,108
Cash and cash equivalents	5,204,179	3,120,870
Securities owned, at fair value	3,630,823	5,111,281
Interest receivable	1,008	424
Total assets	10,117,699	9,916,303
Securities owned, cost (in dollars)	3,623,402	5,104,139
Global 2 Class
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	243,537
Cash	311,183	1,983,670
Unrealized gain (loss) on open contracts, net	223,353	933,368
Total equity in brokers' trading accounts	778,073	2,917,038
Investments Owned - broker trading accounts, cost	243,500
Cash and cash equivalents	3,159,285	5,406,867
Securities owned, at fair value	2,204,153	8,855,230
Interest receivable	612	734
Total assets	6,142,123	17,179,869
Securities owned, cost (in dollars)	2,199,646	8,842,856
Global 3 Class
Equity in brokers' trading accounts:
Securities owned - Equity in brokers' trading accounts, at fair value	4,235,886
Cash	5,412,468	20,975,510
Unrealized gain (loss) on open contracts, net	3,884,795	9,869,515
Total equity in brokers' trading accounts	13,533,149	30,845,025
Investments Owned - broker trading accounts, cost	4,235,235
Cash and cash equivalents	54,950,063	57,172,730
Securities owned, at fair value	38,337,254	93,636,044
Interest receivable	10,637	7,759
Total assets	106,831,103	181,661,558
Securities owned, cost (in dollars)	$ 38,258,894	$ 93,505,201